Condensed Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Revenues
General and administrative expenses	2,000	1,455,000	1,030,000
Loss from operations	(2,000)	(1,455,000)	(1,030,000)
Other income (expense)
Income from Trust Account		19,000	79,000
Cost of issuance of public and private warrants			(390,000)
Change in fair value of warrant liability		(2,646,000)	(10,571,000)
Total other expense, net			(10,882,000)
Income before provision for income tax	(2,000)	(4,082,000)	(11,912,000)
Provision for income tax
Net loss	$ (2,000)	$ (4,082,000)	$ (11,912,000)
Class A common stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding – basic and diluted (in Shares)		17,250,000	17,114,000
Net income per common share – basic and diluted (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Class B common stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding – basic and diluted (in Shares)	4,312,500	4,312,500	4,007,500
Net income per common share – basic and diluted (in Dollars per share)	$ 0.00	$ (0.95)	$ (2.97)